Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Total Compensation Provided to Key Management Personnel

	31 December 2017	31 December 2016	31 December 2015
Short-term benefits (*)	74,696	50,001	52,767
Termination benefits	604	10,064	13,454
Long-term benefits	548	479	655

	75,848	60,544	66,876

(*)	Includes share-based payment.

Schedule of Short Term Dues from Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	31 December 2017	31 December 2016
Due from related parties
Telia Sonera International Carrier AB (“Telia”)	1,256	607
Kyivstar GSM JSC (“Kyivstar”)	1,061	75
GSM Kazakhstan Ltd (“Kazakcell”)	830	937
Azercell Telekom MMC (“Azercell”)	364	446
MegaFon OJSC (“Megafon”)	281	1,387
Hobim Bilgi Islem Hizmetleri AS (“Hobim”) (*)	—	1,223
Vimpelcom OJSC (“Vimpelcom”)	—	586
Other	1,507	600

	5,299	5,861

(*)	Hobim is not a related party effective from 20 June 2017.

Schedule of Short Term Due to Related Parties

	31 December 2017	31 December 2016
Due to related parties
Kyivstar GSM JSC (“Kyivstar”)	2,346	2,382
Wind Telecomunicazioni S.P.A.	1,738	—
Vimpelcom (Bvı) Ltd.	1,552	100
Geocell LLC (“Geocell”)	447	445
Megafon	17	892
Hobim (*)	—	6,260
Other	880	1,122

	6,980	11,201

(*)	Hobim is not a related party effective from 20 June 2017.

Schedule of Transactions with Related Parties

The following transactions occurred with related parties:

	2017	2016	2015
Revenue from related parties
Sales to Kyivstar
Telecommunications services	30,875	30,964	41,728
Sales to Telia
Telecommunications services	10,020	15,761	16,955
Sales to Vimpelcom
Telecommunications services	7,230	20,775	20,489
Sales to Megafon
Telecommunication services	6,362	11,773	14,958
Sales to Azercell
Telecommunication services	1,583	2,585	4,183
Sales to Krea (*)
Call center services, fixed line services, rent and interest charges	—	3,422	4,831
Sales to Millenicom (**)
Telecommunication services	—	997	8,861
Sales to KVK Teknoloji (***)
Simcard SIM card and prepaid card sales	—	—	217,080
Sales to other related parties	4,962	3,149	6,049

	61,032	89,426	335,134

Transactions with related parties

	2017	2016	2015
Related party expenses
Charges from Kyivstar
Telecommunications services	49,178	47,595	49,608
Charges from Hobim (****)
Invoicing and archiving services	16,993	31,832	29,570
Charges from Vimpelcom
Telecommunications services	10,853	2,721	4,348
Charges from Megafon
Telecommunications services	5,169	3,162	4,342
Charges from Telia
Telecommunications services	3,120	2,499	3,409
Charges from Azercell
Telecommunications services	734	1,361	28
Charges from Krea
Digital television broadcasting services	—	5,975	15,826
Charges from KVK Teknoloji
Dealer activation fees and others	—	—	76,743
Charges from other related parties	11,832	8,497	15,151

	97,879	103,642	199,025

(*)	Transactions with Krea include transactions until 26 August 2016.
(**)	Transactions with Millenicom include transactions until 21 January 2016.
(***)	KVK Teknoloji is not a related party effective from 6 July 2015. Transactions with KVK Teknoloji include transactions until that date.

(****) Transactions with Hobim include transactions until 20 June 2017.